Organization And Nature Of Business	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization And Nature Of Business

1.Organization and nature of business

Arcos Dorados Holdings Inc. (the “Company”) is a limited liability company organized and existing under the laws of the British Virgin Islands. The Company’s fiscal year ends on the last day of December. The Company has a 99.999% equity interest in Arcos Dorados Cooperatieve U.A., which has a 100% equity interest in Arcos Dorados B.V. (“ADBV”).

On August 3, 2007 the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement and Master Franchise Agreements (“MFAs”) with McDonald’s Corporation pursuant to which the Company completed the acquisition of the McDonald’s business in Latin America and the Caribbean (“LatAm business”). See Note 4 for details. Prior to this acquisition, the Company did not carry out operations.

The Company, through ADBV’s wholly-owned and majority owned subsidiaries, operates and franchises McDonald’s restaurants in the food service industry. The Company has operations in twenty territories as follows: Argentina, Aruba, Brazil, Chile, Colombia, Costa Rica, Curacao, Ecuador, French Guyana, Guadeloupe, Martinique, Mexico, Panama, Peru, Puerto Rico, Trinidad and Tobago, Uruguay, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela. All restaurants are operated either by the Company’s subsidiaries or by independent entrepreneurs under the terms of sub-franchisee agreements (franchisees).